INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets And Goodwill
Change in intangible assets and goodwill by class

a)	Change in intangible assets and goodwill by class

	R$ thousands
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464
Additions/(reductions)	(1,035,448)	1,451,657	2,150,051	1,255,543	320,426	4,142,229
Impairment	(9,362)	(713,113)	(115,885)	(2,146)	-	(840,506)
Accumulated amortization	-	(1,320,446)	(827,236)	(572,646)	(339,852)	(3,060,180)
Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007

Balance on December 31, 2021	6,048,734	3,049,946	4,727,802	1,048,641	35,884	14,911,007
Additions/(reductions) (2)	493,357	1,895,195	4,277,979	455,548	916,296	8,038,375
Impairment	-	(175,259)	(842,000)	-	-	(1,017,259)
Accumulated amortization	-	(1,215,247)	(1,214,388)	(251,704)	(450,971)	(3,132,310)
Balance on December 31, 2022	6,542,091	3,554,635	6,949,393	1,252,485	501,209	18,799,813
(1)	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and
(2)	Primarily includes goodwill related to the acquisition of Digio.

Composition of goodwill by segment
b)	Composition of goodwill by segment

	R$ thousands
	On December 31, 2022	On December 31, 2021
Banking	6,075,648	5,583,201
Insurance	466,443	465,533
Total	6,542,091	6,048,734